Operating Leases - Summary of Maturity of Lease Liability (Detail) $ in Thousands	Jun. 30, 2023 USD ($)
Leases [Abstract]
2023	$ 1,707
2024	2,783
2025	1,441
2026	283
2027	0
Thereafter	0
Total minimum lease payments	6,214
Less: Imputed interest	(191)
Present value of lease liabilities	$ 6,023